Balanced Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

Investment Companies (96.0%)	Shares/Par +	Value $ (000’s)
Domestic Equity (37.5%)
iShares Core S&P 500 ETF	18,700	8,056
iShares Core S&P Mid-Cap ETF	20,450	5,380
iShares Russell 2000 ETF	70,500	15,422
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	39,023,741	69,306
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio £	36,899,227	69,371
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	26,715,531	108,171
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio £	27,297,946	106,871
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	68,127,227	85,568
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio £	43,273,299	87,715
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio £	61,783,505	69,198
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	26,845,635	100,430
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	55,906,183	104,153
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	8,155,274	26,162
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	11,778,432	28,704
Total		884,507

Fixed Income (47.3%)
iShares Core U.S. Aggregate Bond ETF	155,900	17,902
iShares iBoxx High Yield Corporate Bond ETF	93,500	8,180
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio £	112,032,118	83,464
Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio £	106,601,548	120,460
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	683,282,909	859,570
Northwestern Mutual Series Fund, Inc., Short-Term Bond Portfolio £	22,680,206	24,041
Total		1,113,617

Foreign Equity (11.2%)
iShares Core MSCI Emerging Markets ETF	139,700	8,628
iShares MSCI EAFE ETF	130,500	10,180

Investment Companies (96.0%)	Shares/Par +	Value $ (000’s)
Foreign Equity continued
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	12,906,835	17,540
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	37,401,746	60,105
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	26,444,000	60,134
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio £	86,828,969	107,928
Total		264,515

Total Investment Companies (Cost: $2,082,731)		2,262,639

Short-Term Investments (3.9%)
Commercial Paper (1.5%)
Apple, Inc.
0.000%, 10/1/21 144A	8,000,000	8,000
Chevron Corp.
0.000%, 10/14/21 144A	5,000,000	5,000
GlaxoSmithKline Finance PLC
0.000%, 10/12/21 144A	5,000,000	5,000
0.000%, 11/1/21 144A	5,000,000	4,999
Societe Generale SA
0.000%, 10/4/21 144A	6,500,000	6,500
0.000%, 11/9/21 144A	5,000,000	5,000
Total		34,499

Investment Companies (1.9%)
JPMorgan Ultra-Short Income ETF	452,950	22,974
PIMCO Enhanced Short Maturity Active ETF	225,400	22,975
Total		45,949

Money Market Funds (0.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%#	11,716,425	11,716
Total		11,716

Total Short-Term Investments (Cost: $92,215)		92,164

Total Investments (99.9%) (Cost: $2,174,946)@		2,354,803

Other Assets, Less Liabilities (0.1%)		1,862

Net Assets (100.0%)		2,356,665

+	All par is stated in U.S. Dollar unless otherwise noted.
£	Affiliated Company
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021 the value of these securities (in thousands) was $34,499 representing 1.5% of the net assets.

#	7-Day yield as of 9/30/2021.

Balanced Portfolio

@

At September 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $2,174,946 and the net unrealized appreciation of investments based on that cost was $179,857 which is comprised of $197,971 aggregate gross unrealized appreciation and $18,114 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2021.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Investment Companies	$2,262,639	$—	$—
Short-Term Investments
Commercial Paper	—	34,499	—
All Others	57,665	—	—

Total Assets:	$2,320,304	$34,499	$—

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the year ended September 30, 2021 are as follows:

Portfolio	Value at 12/31/2020	Purchases	Sales	Value at 9/30/2021	Change in Unrealized Appreication / (Depreciation)	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership, 9/30/2021
	(amount in thousands)
Balanced
Growth Stock	$103,721	$26,582	$29,200	$106,871	$(3,020)	$8,788	$4	$4,178	7.8%
Focused Appreciation	80,740	29,491	-	108,171	(2,060)	-	167	10,124	8.5%
Large Cap Core Stock	80,193	8,310	5,500	87,715	3,109	1,603	691	6,318	11.1%
Large Cap Blend	79,713	5,947	-	85,568	(92)	-	565	5,382	45.7%
Large Company Value	76,500	1,677	18,300	69,198	6,758	2,563	829	848	31.3%
Domestic Equity	77,327	4,195	18,800	69,306	(322)	6,906	1,328	1,667	6.8%
Equity Income	77,083	1,506	20,600	69,371	7,808	3,574	1,507	-	8.3%
Mid Cap Growth Stock	104,743	14,571	11,000	100,430	(10,977)	3,093	150	13,001	7.6%
Mid Cap Value	98,371	4,838	11,870	104,153	10,824	1,990	1,223	814	15.6%
Small Cap Growth Stock	25,240	2,590	-	26,162	(1,668)	-	4	2,586	3.1%
Small Cap Value	24,696	1,382	-	28,704	2,626	-	112	1,270	4.3%
International Growth	54,751	2,056	-	60,134	3,327	-	316	1,740	5.9%
Research International Core	142,307	2,881	43,700	107,928	(11,542)	17,982	1,204	1,678	11.6%
International Equity	60,205	1,482	3,790	60,105	1,998	210	1,482	-	3.2%
Emerging Markets Equity	17,445	7,592	7,300	17,540	(2,138)	1,941	92	-	1.8%
Short-Term Bond	13,162	11,269	-	24,041	(390)	-	424	45	5.7%
Select Bond	936,914	58,655	63,850	859,570	(74,591)	2,442	18,508	40,147	25.2%
High Yield Bond	107,889	4,764	28,950	83,464	(1,117)	878	4,764	-	10.0%
Multi-Sector Bond	44,229	78,492	-	120,460	(2,261)	-	2,537	1,055	9.2%

	$2,205,229	$268,280	$262,860	$2,188,891	$(73,728)	$51,970	$35,907	$90,853

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand